Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	Jun. 30, 2022	Dec. 31, 2020
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Less: Accumulated amortization	$ 2,287,842	$ 1,929,489
Intangible assets, net	2,519,491	3,123,394
Customer Relationship [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Intangible assets, gross	164,226	172,614
License [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Intangible assets, gross	2,075,215	2,181,213
Non-Compete Agreements [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Intangible assets, gross	$ 2,567,892	$ 2,699,056